STOCK-BASED COMPENSATION - Activity of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding, Beginning Balance (in shares)	708,490
Granted (in shares)	204,500
Exercised (in shares)	0
Forfeited (in shares)	(218,750)
Outstanding, Ending Balance (in shares)	694,240	708,490
Exercisable, Ending Balance (in shares)	338,490
Vested and expected to vest (in shares)	605,178
Weighted average exercise price
Outstanding, Beginning Balance (in usd per share)	$ 3.60
Granted (in usd per share)	5.22
Exercised (in usd per share)	0
Forfeited (in usd per share)	4.06
Outstanding, Ending Balance (in usd per share)	3.94	$ 3.60
Exercisable, Ending Balance (in usd per share)	3.38
Vested and expected to vest (in usd per share)	$ 3.91
Weighted average remaining contractual term (years)
Outstanding, Beginning Balance (years)	8 years 18 days	8 years 7 months 20 days
Exercisable, Balance Ending (years)	7 years 7 months 6 days
Vested and expected to vest (years)	8 years 1 month 13 days